Other assets	12 Months Ended
Dec. 31, 2025
Other assets
Other assets

6.Other assets

Other assets consist of the following:

		As of December 31,
	Note	2024	2025
		RMB	RMB
Long-term rental deposits		68,571	47,836
Contract assets	12(b)	33,926	31,754
Prepayments for purchase of property and equipment		—	4,069
Subtotal		102,497	83,659
Less: allowance for doubtful accounts	12(b)	(31,280)	(31,754)
Total		71,217	51,905

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
At the beginning of the year	28,819	31,280
Allowance made during the year	23,974	474
Allowance write-off during the year	(21,513)	—
At the end of the year	31,280	31,754